Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Capital Requirements [Abstract]
Schedule of Bank's actual and required capital amounts and ratios
The Bank’s actual and required capital amounts and ratios are as follows:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2014:
Total Capital
(to Risk Weighted Assets)	$75,363,406	16.54%	$36,455,801	8%	$45,569,751	10%
Tier I Capital
(to Risk Weighted Assets)	$71,860,925	15.77%	$18,227,900	4%	$27,341,850	6%
Tier I Capital
(to Average Assets)	$71,860,925	9.36%	$30,719,905	4%	$38,399,881	5%

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2013:
Total Capital
(to Risk Weighted Assets)	$68,268,705	15.97%	$34,203,250	8%	$42,754,062	10%
Tier I Capital
(to Risk Weighted Assets)	$65,158,930	15.25%	$17,101,625	4%	$25,652,437	6%
Tier I Capital
(to Average Assets)	$65,158,930	9.03%	$28,848,336	4%	$36,060,420	5%

Schedule of reconciliation of Bank capital to regulatory capital
The following represents a reconciliation of Bank capital to regulatory capital as of December 31:

	December 31,
	2014	2013

GAAP equity	$94,449,977	$85,746,512
Accumulated other comprehensive loss	2,602,877	5,142,627
Goodwill, net of applicable deferred taxes	(24,388,624)	(24,476,581)
Intangible assets, net of applicable deferred taxes	(769,640)	(1,030,368)
Disallowed portion of mortgage servicing rights	(33,665)	(41,086)
Disallowed portion of deferred taxes	—	(182,174)
Tier 1 Capital	$71,860,925	$65,158,930
General regulatory allowance for loan losses	3,502,481	3,109,775
Total Capital	$75,363,406	$68,268,705